Employee stock incentive plans (Details) - DRL 2002 Plan [Member]	12 Months Ended
Mar. 31, 2022 shares
Options reserved under stock plan [Line Items]
Options reserved under original Plan	2,295,478
Options exercised prior to stock dividend date (A)	241,854
Balance of shares that can be allotted on exercise of options (B)	2,053,624
Options arising from stock dividend (C)	2,053,624
Options reserved after stock dividend (A+B+C)	4,349,102
Category A [Member]
Options reserved under stock plan [Line Items]
Options reserved under original Plan	300,000
Options exercised prior to stock dividend date (A)	94,061
Balance of shares that can be allotted on exercise of options (B)	205,939
Options arising from stock dividend (C)	205,939
Options reserved after stock dividend (A+B+C)	505,939
Category B [Member]
Options reserved under stock plan [Line Items]
Options reserved under original Plan	1,995,478
Options exercised prior to stock dividend date (A)	147,793
Balance of shares that can be allotted on exercise of options (B)	1,847,685
Options arising from stock dividend (C)	1,847,685
Options reserved after stock dividend (A+B+C)	3,843,163